Summary of Principal Accounting Policies - Unobservable Inputs (Details)	Dec. 31, 2021	Dec. 31, 2020
WACC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale debt investments, measurement input	12	12
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale debt investments, measurement input	34	35
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale debt investments, measurement input	42	34.5
Probability of redeem preferences
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale debt investments, measurement input	100	100